PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	2022	2021
Cost	378,877,904	371,614,809
Accumulated depreciation	(225,406,578)	(213,257,318)
Total	153,471,326	158,357,491
Land	1,994,202	1,997,228
Plant and buildings	25,429,861	26,722,228
Machinery, equipment and spare parts	112,275,374	112,868,080
Transportation and load vehicles	2,303,636	2,897,618
Furniture and fixtures	184,367	185,000
Fields and quarries	9,456,847	9,795,305
Tools	174,413	200,782
Construction in process	1,652,626	3,691,250
Total	153,471,326	158,357,491
Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Works in process	Total
Balance as of January 1, 2021	1,997,228	95,829,190	116,161,219	24,211,927	6,766,290	38,582,997	1,236,449	74,567,240	359,352,540
Additions	—	—	—	—	—	—	—	13,365,446	13,365,446
Disposal	—	(300,637)	(198,953)	(542,946)	—	(60,641)	—	—	(1,103,177)
Transfers	—	1,122,787	79,429,411	604,680	91,948	2,890,962	101,648	(84,241,436)	—
Balance as of December 31, 2021	1,997,228	96,651,340	195,391,677	24,273,661	6,858,238	41,413,318	1,338,097	3,691,250	371,614,809
Additions	—	156,767	—	—	—	74,989	—	8,415,327	8,647,083
Disposal	(3,026)	(630,733)	(118,894)	(221,965)	(3,334)	(403,930)	(2,106)	—	(1,383,988)
Transfers	—	1,237,269	4,737,425	1,080,258	137,734	3,218,959	42,306	(10,453,951)	—
Balance as of December 31, 2022	1,994,202	97,414,643	200,010,208	25,131,954	6,992,638	44,303,336	1,378,297	1,652,626	378,877,904
Accumulated depreciation and impairment in value

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Total
Balance as of January 1, 2021	(67,354,823)	(78,931,826)	(20,487,858)	(6,614,368)	(27,415,005)	(1,078,030)	(201,881,910)
Impairment charge	(137,241)	(159,893)	—	—	—	(603)	(297,737)
Disposal	55,884	187,996	533,734	—	—	—	777,614
Depreciation	(2,492,932)	(3,619,874)	(1,421,919)	(58,870)	(4,203,008)	(58,682)	(11,855,285)
Balance as of December 31, 2021	(69,929,112)	(82,523,597)	(21,376,043)	(6,673,238)	(31,618,013)	(1,137,315)	(213,257,318)
Disposal	572,248	95,743	193,145	3,334	374,055	2,106	1,240,631
Depreciation charge	(2,627,918)	(5,306,980)	(1,645,420)	(138,367)	(3,602,531)	(68,675)	(13,389,891)
Balance as of December 31, 2022	(71,984,782)	(87,734,834)	(22,828,318)	(6,808,271)	(34,846,489)	(1,203,884)	(225,406,578)
13.1. Capitalization of borrowing costs
The Group has taken several borrowings and used other instruments for the settlement of trade payables in foreign currency in order to finance part of the investment in a new cement plant. IAS 23 establishes that borrowing costs of loans or other liabilities directly attributable to the acquisition, construction or production of a qualifying asset that requires a substantial period of time before it is ready for its intended use are capitalized as part of the cost of that asset, except for the portion of these costs that compensate the creditor for the effects of inflation, provided that it is likely to result in future economic benefits for the Group and can be reliably measured. All other borrowing costs are accounted for as expenses in the period in which they are incurred. Capitalization of these costs ceases when the asset is available for use. Borrowing costs include interest, foreign exchange gain or loss and other costs incurred by the Group in connection with the execution of the respective borrowing agreements.
As the Group’s aforementioned indebtedness was mostly in foreign currency, the Group evaluated at each closing date whether the exchange gain or loss arising from such debts attributable to the construction of such asset constituted an adjustment of the interest costs of those borrowings that should be capitalized together with the related interest. In view of the above, the Group has not capitalized interest and exchange gains or losses in the fiscal year ended December 31, 2022 and 2021, but has capitalized interest and exchange gains or losses actually incurred in fiscal year 2020 for 2,336,289, considering for that purpose as maximum capitalization limit the threshold that would have been consistent with an equivalent rate in pesos, net of the effects of inflation on the liabilities generating them. The actual interest rate, i.e., net of the effect due to exposure to inflation, used to determine the cap limit of the actual costs for borrowings (interest and exchange gain or loss) to be capitalized amounted to 7%.
13.2. Impairment of property, plant and equipment
The Group tests property, plant and equipment for impairment when circumstances indicate that their carrying value may be impaired.
The impairment test conducted by the Group for property, plant and equipment is based on estimates of the recoverable amount per cash-generating unit, which has been defined as the higher of fair value less costs to sell and value in use. In assessing the value in use, the estimated future cash flows are discounted using a discount rate reflecting market assessments as of the end of the period with respect to the time value of money considering the risks that are specific to the assets involved.
The calculation of the value in use for all cash-generating units is more sensitive to the following assumptions which, as described below, were considered by Group Management in the development of the impairment test: volumes, prices, gross margins, levels of operating expenses and capital expenditure in property, plant and equipment and working capital, discount rate, growth rate used to extrapolate cash flows beyond the forecast period, and macroeconomic variables estimated to be present during the projection horizon including, without limitation, exchange rates, inflation levels, and GDP growth.
The Group has also considered a number of other factors in reviewing impairment indicators, such as market capitalization, participation in each of the segments where it does business, unused installed capacity, industry trends, potential environmental impact, and other factors, together with the increase in property, plant and equipment balances due to the application of the restatement in constant currency as a result of applying IAS 29 in relation to those assets.
At the close of fiscal year ended December 31, 2021, considering the prevailing uncertainty of the Argentine economic situation and the inflationary environment, as well as the impact derived from commissioning the new power plant L'Amalí which includes innovative technology and therefore higher efficiency in operating costs compared to other facilities and the reallocation of production volumes derived from L'Amalí operation, the Group has determined that certain facilities belonging to its cement plant called “Sierras Bayas” will not be used in the foreseeable future, since Sierras Bayas volumes will be reallocated to the new plant considering the volumes produced and sold until then. Therefore, the Group recognized an impairment loss on property, plant and equipment amounting to 297,737 in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2021.

As of the current fiscal year-end, the Company determined that property, plant and equipment amounts are recoverable, and the impairment recognized in prior fiscal years do not need to be reversed.
Cement, Masonry Cement and Lime Cash-generating Unit
The determination of the recoverable amount of cement, masonry cement and lime cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 15.70% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as of December 31, 2022.
Concrete Cash-generating Unit
The determination of the recoverable amount of concrete cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 15.70% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as of December 31, 2022.
Aggregates Cash-generating Unit
The recoverable amount of aggregates cash-generating unit is determined based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate in dollars used in cash flow projections is 15.7%. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as December 31, 2022.
Rail Services Cash-generating Unit
The recoverable amount of rail services cash-generating unit is determined based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded services, the Argentine macroeconomic variables with an impact on the Company’s businesses, and the potential impact that may derive from terminating the current concession and continuing in business as a railway operator, including without limitation the National Government’s maintenance of the railway infrastructure, concession fees to be charged for the use of the rail infrastructure (plus related tolls), the estimated term for the provision of rail services, the routes and businesses to be assigned, and the future demand for freight rail services.. The discount rate used in cash flow projections is 16.4% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as December 31, 2022.